Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings
Short-Term Debt	($ in millions)
At December 31:	2012	2011
Commercial paper	$1,800	$2,300
Short-term loans	1,789	1,859
Long-term debt—current maturities	5,593	4,306
Total	$9,181	$8,463

Long-Term Debt

($ in millions)

At December 31:	Maturities	2012	2011
U.S. dollar notes and debentures (average interest rate at December 31, 2012):
2.79%	2013–2014	$7,131	$8,615
1.46%	2015–2016	5,807	2,414
5.29%	2017–2021	7,457	8,600
1.88%	2022	1,000	500
7.00%	2025	600	600
6.22%	2027	469	469
6.50%	2028	313	313
5.875%	2032	600	600
8.00%	2038	83	187
5.60%	2039	745	1,545
4.00%	2042	1,107	—
7.00%	2045	27	27
7.125%	2096	316	322
		25,656	24,192
Other currencies (average interest rate at December 31, 2012, in parentheses):
Euros(3.6%)	2013–2019	2,338	1,037
Japanese yen (0.7%)	2013–2014	878	1,123
Swiss francs (3.8%)	2015–2020	178	173
Canadian (2.2%)	2017	502	—
Other(4.6%)	2013–2017	107	177
		29,660	26,702
Less: net unamortized discount		865	533
Add: fair value adjustment*		886	994
		29,680	27,161
Less: current maturities		5,593	4,306
Total		$24,088	$22,857

*               The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value plus a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

(in millions)

	2012		2011
For the year ended December 31:	Amount	Average Rate	Amount	Average Rate
Fixed-rate debt	$24,049	3.43%	$18,547	4.38%
Floating-rate debt*	5,631	1.91%	8,614	1.54%
Total	$29,680		$27,161

*               Includes $4,252 million in 2012 and $5,898 million in 2011 of notional interest rate swaps that effectively convert the fixed-rate long-term debt into floating-rate debt. (See note D, “Financial Instruments,” on pages 92 to 98.)

Pre-swap annual contractual maturities of long-term debt outstanding	($ in millions)
Total
2013	$5,561
2014	3,791
2015	2,677
2016	3,058
2017	4,531
2018 and beyond	10,042
Total	$29,660

Interest on Debt

($ in millions)

For the year ended December 31:	2012	2011	2010
Cost of financing	$545	$553	$555
Interest expense	470	402	365
Net investment derivative activity	(11)	9	3
Interest capitalized	18	9	5
Total interest paid and accrued	$1,022	$973	$928